GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Going Concern Details Narrative
Loss from Operations	$ (27,741)	$ (8,000)	$ (69,384)	$ (71,604)
Accumulated deficit	$ (520,843)		$ (493,102)	$ (660,677)